Financial Information - Washington Federal, Inc. (Tables)	12 Months Ended
Sep. 30, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed financial information of parent company

The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Condensed Statements of Financial Condition
	September 30, 2019	September 30, 2018
	(In thousands)
Assets
Cash	$38,721	$20,334
Other assets	5,000	—
Investment in subsidiary	1,989,274	1,980,062
Total assets	$2,032,995	$2,000,396

Liabilities
Other liabilities	$—	$3,488
Total liabilities	—	3,488

Shareholders’ equity
Total shareholders’ equity	2,032,995	1,996,908
Total liabilities and shareholders’ equity	$2,032,995	$2,000,396

Condensed Statements of Operations
Twelve Months Ended September 30,	2019	2018	2017
	(In thousands)
Income
Dividends from subsidiary	$208,389	$198,294	$171,500
Total Income	208,389	198,294	171,500
Expense
Miscellaneous expense	448	439	435
Total expense	448	439	435

Net income (loss) before equity in undistributed net income (loss) of subsidiary	207,941	197,855	171,065
Equity in undistributed net income (loss) of subsidiaries	2,213	5,880	2,326
Income before income taxes	210,154	203,735	173,391
Income tax benefit (expense)	102	115	141
Net income	$210,256	$203,850	$173,532

Condensed Statements of Cash Flows
Twelve Months Ended September 30,	2019	2018	2017
	(In thousands)
Cash Flows From Operating Activities
Net income	$210,256	$203,850	$173,532
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income (loss) of subsidiaries	(2,213)	(5,880)	(2,326)
Stock based compensation expense	5,265	4,771	5,910
Decrease (increase) in other assets	—	—	15
Increase (decrease) in other liabilities	(3,489)	3,424	(2,699)
Net cash provided by (used in) operating activities	209,819	206,165	174,432

Cash Flows From Investing Activities
Purchase of strategic investments	(5,000)	—	—
Net cash provided by (used in) investing activities	(5,000)	—	—

Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	740	1,338	7,238
Treasury stock purchased	(123,854)	(164,249)	(98,374)
Dividends paid on common stock	(63,318)	(55,997)	(74,519)
Net cash provided by (used in) financing activities	(186,432)	(218,908)	(165,655)

Increase (decrease) in cash	18,387	(12,743)	8,777
Cash at beginning of year	20,334	33,077	24,300
Cash at end of year	$38,721	$20,334	$33,077